Unconsolidated Structured Entity - Summary Size of the Unconsolidated Structured Entities and the Risks Associated With Its Interests in Unconsolidated Structured Entities (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Investment funds
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		₩ 435,585,129	₩ 416,401,893
Assets recognised in entity's financial statements in relation to structured entities		13,770,330	14,115,170
Liabilities recognised in entity's financial statements in relation to structured entities		43,401	58,637
Maximum exposure	[1]	20,071,918	20,246,909
Assets held	[1]	13,770,330	14,115,170
Purchase and investment commitments	[1]	6,301,588	6,131,739
Unused credit	[1]	0	0
Acceptances and guarantees and loan commitments	[1]	₩ 0	₩ 0
Methods of determining the maximum exposure		Investments / loans and Investment agreements	Investments / loans and Investment agreements
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Investment funds | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 12,963,303	₩ 13,340,292
Investment funds | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		469,777	479,452
Investment funds | Investments In Associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		335,746	292,315
Investment funds | Deposits [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		41,288	58,348
Investment funds | Derivative Financial Instruments Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		2,102
Investment funds | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		11	289
Investment funds | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		1,504	3,111
Structured financing
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		110,862,054	89,647,771
Assets recognised in entity's financial statements in relation to structured entities		8,943,070	8,419,096
Liabilities recognised in entity's financial statements in relation to structured entities		1,599,492	659,030
Maximum exposure	[1]	11,566,135	10,818,812
Assets held	[1]	8,943,070	8,419,096
Purchase and investment commitments	[1]	227,098	0
Unused credit	[1]	1,380,348	855,322
Acceptances and guarantees and loan commitments	[1]	₩ 1,015,619	₩ 1,544,394
Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees	Loan commitments / investment agreements / purchase commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Structured financing | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 105,637	₩ 126,086
Structured financing | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		8,829,758	8,290,514
Structured financing | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		1,012
Structured financing | Deposits [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		1,596,011	650,834
Structured financing | Derivative Financial Instruments Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		437
Structured financing | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		3,044	8,196
Structured financing | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		6,663	2,496
Trusts
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		5,516,039	3,005,720
Assets recognised in entity's financial statements in relation to structured entities		704,242	475,151
Liabilities recognised in entity's financial statements in relation to structured entities		0	0
Maximum exposure	[1]	857,058	622,143
Assets held	[1]	704,242	475,151
Purchase and investment commitments	[1]	144,269	131,102
Unused credit	[1]	8,547	0
Acceptances and guarantees and loan commitments	[1]	₩ 0	₩ 15,890
Methods of determining the maximum exposure		Trust paying dividends by results: Total amount of trust exposure	Trust paying dividends by results: Total amount of trust exposure
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Trusts | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 298,169	₩ 90,348
Trusts | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		163,220	265,173
Trusts | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		242,853	119,630
Asset-backed securitization and others
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		144,018,286	144,897,727
Assets recognised in entity's financial statements in relation to structured entities		14,503,523	12,897,256
Liabilities recognised in entity's financial statements in relation to structured entities		274,764	363,208
Maximum exposure	[1]	21,363,258	18,884,019
Assets held	[1]	14,503,523	12,897,256
Purchase and investment commitments	[1]	678,564	499,682
Unused credit	[1]	6,161,171	4,990,797
Acceptances and guarantees and loan commitments	[1]	₩ 20,000	₩ 496,284
Methods of determining the maximum exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees	Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Asset-backed securitization and others | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 3,566,948	₩ 3,602,631
Asset-backed securitization and others | Derivative Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities			181
Asset-backed securitization and others | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		3,037,021	1,194,705
Asset-backed securitization and others | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		7,893,604	8,084,101
Asset-backed securitization and others | Deposits [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		219,641	330,592
Asset-backed securitization and others | Derivative Financial Instruments Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		698	437
Asset-backed securitization and others | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		54,425	32,179
Asset-backed securitization and others | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		5,950	15,638
Nature
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		695,981,508	653,953,111
Assets recognised in entity's financial statements in relation to structured entities		37,921,165	35,906,673
Liabilities recognised in entity's financial statements in relation to structured entities		1,917,657	1,080,875
Maximum exposure	[1]	53,858,369	50,571,883
Assets held	[1]	37,921,165	35,906,673
Purchase and investment commitments	[1]	7,351,519	6,762,523
Unused credit	[1]	7,550,066	5,846,119
Acceptances and guarantees and loan commitments	[1]	₩ 1,035,619	₩ 2,056,568
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Nature | Financial assets at fair value through profit or loss
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 16,934,057	₩ 17,159,357
Nature | Derivative Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities			181
Nature | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		12,499,776	10,229,844
Nature | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		7,894,616	8,084,101
Nature | Investments In Associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		335,746	292,315
Nature | Deposits [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		1,856,940	1,039,774
Nature | Derivative Financial Instruments Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		3,237	437
Nature | Other Liabilities [Member]
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		57,480	40,664
Nature | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 256,970	₩ 140,875

[1]	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.